Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of fair value of identifiable assets acquired and liabilities

Amount

Cash	$4,212,977
Accounts receivable, net	3,264,577
Notes Receivables	1,299,453
Other receivables, net	140,172
Due from related parties	249,273
Prepayments	131,765
Right-of-use assets	364,175
Accounts payable	(2,714,374)
Other payables and accrued liabilities	(656,039)
Contract liabilities	(109,908)
Taxes payable	(494,392)
Lease liabilities - current	(134,463)
Lease liabilities - noncurrent	(217,569)
Net assets acquired	$5,335,647

Goodwill	$62,435,299

Purchase price for the Company	65,737,818
Fair value of non-controlling interest	2,033,128
Total purchase price	$67,770,946

Schedule of financial information represents the consolidated results of operations

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Revenue	$17,622,367	$13,426,051	$17,634,143
Net income/(loss)	1,703,675	2,699,315	(226,904)